Summary of Significant Accounting Policies (Details) - VIE [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Total current asset	$ 5,988,899
Total assets	9,793,910
Total current liabilities	1,295,055
Total liabilities	1,295,055
Financial service revenue	2,525,524
Net income	1,600,661
Net cash provided by operating activities	824,462
Net cash (used in) investing activities	(3,132,684)
Net cash provided by financing activities	$ 3,044,235